UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2007

Check here if Amendment [ ] Amendment Number:  __________
This Amendment  (Check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Biscayne Advisors, Inc.

Address: 2911 Turtle Creek Blvd.
      	 Suite 800
	 Dallas, TX  75219

Form 13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Walton
Title:   President
Phone:   (214) 219-1416

Signature, Place, and Date of Signing:

/s/John A. Walton        Dallas, TX      June 30, 2007
------------------	--------------	----------------
[Signature]              [City, State]   [Date]




Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form  13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	           	0

Form 13F Information Table Entry Total:	92
Form 13F Information Table Value Total:	$624,689



List of Other Included Managers:


Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AG EDWARDS INC.                COM              281760108      795     9400 SH       SOLE                     9400
ALBEMARLE CORP.                COM              012653101     3154    81855 SH       SOLE                    75800              6055
ALLEGHENY TECHNOLOGIES         COM              01741R102     3845    36660 SH       SOLE                    34300              2360
ALLSCRIPTS HEALTHCARE          COM              01988P108     2953   115905 SH       SOLE                   105800             10105
ALLSTATE CORP                  COM              020002101     2108    34265 SH       SOLE                    31800              2465
AMERICAN EXPRESS CO            COM              025816109     3429    56040 SH       SOLE                    54400              1640
ANIXTER INTL. INC              COM              035290105     4636    61645 SH       SOLE                    58700              2945
ARMOR HOLDINGS INC             COM              042260109      777     8950 SH       SOLE                     7600              1350
ASSURANT INC                   COM              04621X108     3933    66760 SH       SOLE                    62600              4160
AT&T CORP COM                  COM              00206R102     5982   144147 SH       SOLE                   132800             11347
BANK OF AMERICA CORP.          COM              060505104     3511    71815 SH       SOLE                    64800              7015
BANK UNITED FINANCIAL CORP     COM              06652B103      257    12800 SH       SOLE                    11300              1500
BOEING CO.                     COM              097023105     3629    37740 SH       SOLE                    34200              3540
BROCADE COMMUNICATIONS         COM              111621108      263    33600 SH       SOLE                    33600
CENTERPOINT ENERGY             COM              15189t107     3705   212950 SH       SOLE                   205300              7650
CHATTEM INC                    COM              162456107      336     5300 SH       SOLE                     4600               700
CHEVRON CORP.                  COM              166764100     2818    33456 SH       SOLE                    30000              3456
CHICAGO MERCANTILE HLD         COM              167760107     3415     6390 SH       SOLE                     6000               390
CISCO SYS INC                  COM              17275R102     4477   160745 SH       SOLE                   147900             12845
COACH INC                      COM              189754104     4591    96880 SH       SOLE                    90960              5920
COGNIZANT TECHNOLOGY           COM              192446102      546     7280 SH       SOLE                     6000              1280
COMMSCOPE INC.                 COM              203372107     4652    79730 SH       SOLE                    78900               830
CONOCO PHILLIPS                COM              20825c104      241     3070 SH       SOLE                                       3070
CONSTELLATION ENERGY           COM              210371100     2445    28050 SH       SOLE                    27550               500
COVANCE INC                    COM              222816100     3606    52600 SH       SOLE                    47430              5170
DARDEN RESTAURANTS, INC.       COM              237194105      499    11340 SH       SOLE                    11200               140
DAVITA INC                     COM              23918K108     2204    40900 SH       SOLE                    40900
DEERE & CO                     COM              244199105     2852    23620 SH       SOLE                    23100               520
ESTEE LAUDER                   COM              518439104     4029    88535 SH       SOLE                    83200              5335
EXXON MOBIL CORP               COM              30231G102     4155    49533 SH       SOLE                    45200              4333
FREEPORT-MCMORAN COPPER        COM              35671D857     2375    28675 SH       SOLE                    28500               175
GENENTECH INC                  COM              368710406     3084    40760 SH       SOLE                    39600              1160
GOLDMAN SACHS GROUP            COM              38141G104     3901    18000 SH       SOLE                    16400              1600
HARRIS CORP                    COM              413875105     4330    79370 SH       SOLE                    79300                70
HARTFORD FINL SVCS             COM              416515104     2408    24440 SH       SOLE                    21800              2640
HERCULES INC                   COM              427056106      536    27300 SH       SOLE                    27300
HESS CORP                      COM              42809H107     4372    74145 SH       SOLE                    72000              2145
HEWLETT PACKARD CO             COM              428236103     3954    88605 SH       SOLE                    81700              6905
HILTON HOTELS CORP             COM              432848109      725    21665 SH       SOLE                    18300              3365
INTEGRATED DEVICE TECH INC.    COM              458118106      328    21500 SH       SOLE                    21500
INTERSIL CORP                  COM              46069S109      533    16930 SH       SOLE                    16800               130
JOHNSON & JOHNSON              COM              478160104     4219    68465 SH       SOLE                    63400              5065
JP MORGAN & CO.                COM              616880100     3653    75405 SH       SOLE                    67700              7705
LEHMAN BROS. HLDG.             COM              524908100     3989    53525 SH       SOLE                    51900              1625
LONGS DRUG STORES CORP.        COM              543162101     1351    25715 SH       SOLE                    21700              4015
MAGELLAN MIDSTREAM PRT         COM              559080106      354     7600 SH       SOLE                     6000              1600
MANPOWER INC                   COM              56418h100     4841    52480 SH       SOLE                    52100               380
MARATHON OIL                   COM              902905827     5089    84880 SH       SOLE                    79600              5280
MARRIOTT INTL INC              COM              571903202     3003    69460 SH       SOLE                    68100              1360
MARSHALL & ILSLEY CORP         COM              571834100      560    11750 SH       SOLE                    10700              1050
MCDONALDS CORP                 COM              580135101     3479    68545 SH       SOLE                    62400              6145
MEMC ELECTRONIC                COM              552715104     2585    42295 SH       SOLE                    40800              1495
MICROSOFT CORP                 COM              594918104     3936   133568 SH       SOLE                   122500             11068
MORGAN STANLEY COM             COM              617446448     3589    42790 SH       SOLE                    39800              2990
NIKE INC                       COM              654106103      758    13000 SH       SOLE                    11400              1600
NORDSTROM INC                  COM              655664100     3533    69110 SH       SOLE                    66600              2510
NORTHERN TRUST CORP.           COM              665859104     3208    49945 SH       SOLE                    47300              2645
NUCOR CORP                     COM              670346105      921    15700 SH       SOLE                    15200               500
NVIDIA CORP                    COM              67066G104     3798    91930 SH       SOLE                    86100              5830
OCCIDENTAL PETE CORP           COM              674599105     2462    42530 SH       SOLE                    39800              2730
ON SEMICONDUCTOR CORP.         COM              682189105     3665   341930 SH       SOLE                   328100             13830
ORACLE CORP                    COM              68389X105     3566   180930 SH       SOLE                   168900             12030
PARKER HANNIFIN CORP           COM              701094104     1780    18175 SH       SOLE                    18000               175
PENNEY J C INC                 COM              708160106     3762    51980 SH       SOLE                    47100              4880
PEPSICO INC                    COM              713448108     4801    74030 SH       SOLE                    68700              5330
PHILADELPHIA CONS HLDG         COM              717528103     2801    67020 SH       SOLE                    64100              2920
PHILLIPS VAN HUESEN            COM              718592108     4373    72190 SH       SOLE                    68700              3490
PRECISION CASTPARTS CORP.      COM              740189105     5193    42790 SH       SOLE                    40250              2540
PROCTOR & GAMBLE               COM              742718109     4319    70580 SH       SOLE                    65500              5080
PRUDENTIAL FINANCIAL           COM              744320102     2843    29235 SH       SOLE                    28100              1135
QUEST DIAGNOSTICS INC          COM              74834L100     2090    40460 SH       SOLE                    40000               460
REGAL BELOIT                   COM              758750103     3325    71450 SH       SOLE                    69600              1850
RYDER SYS INC                  COM              783549108      473     8800 SH       SOLE                     8800
SAFECO CORP.                   COM              786429100     3705    59510 SH       SOLE                    55600              3910
SEI INVESTMENTS CO.            COM              784117103     3622   124740 SH       SOLE                   123000              1740
SEMPRA ENERGY                  COM              816851109     2508    42340 SH       SOLE                    40100              2240
SHERWIN-WILLIAMS               COM              824348106     2227    33500 SH       SOLE                    33500
SMITH INTL INC                 COM              832110100     5521    94145 SH       SOLE                    89400              4745
SPX CORP                       COM              784635104      738     8400 SH       SOLE                     7400              1000
TARGET CORP.                   COM              239753106     4635    72875 SH       SOLE                    67400              5475
TEREX CORP.                    COM              880779103      315     3880 SH       SOLE                     3450               430
TESORO CORP.                   COM              881609101      416     7275 SH       SOLE                     7200                75
TEVA PHARMACEUTICAL            COM              881624209     4311   104500 SH       SOLE                    96500              8000
TEXTRON INC                    COM              883203101     5304    48170 SH       SOLE                    44530              3640
THERMO FISHER SCIENTIFIC       COM              883556102     2467    47700 SH       SOLE                    47700
UNITED TECHNOLOGIES CP         COM              913017109     3992    56275 SH       SOLE                    52900              3375
UNITEDHEALTH GROUP             COM              91324P102     3654    71460 SH       SOLE                    64916              6544
VALERO ENERGY CORP             COM              91913Y100     2864    38775 SH       SOLE                    38600               175
VERIZON COMMUNICATIONS         COM              92343V104     3189    77458 SH       SOLE                    72900              4558
WATSON WYATT WORLDWIDE         COM              942712100     2255    44675 SH       SOLE                    42900              1775
WELLCARE HEALTH PLANS          COM              94946T106     3976    43930 SH       SOLE                    41300              2630
ENERGY TRANSFER PARTNERS                        29273R109      284     4600 SH       SOLE                                       4600